Borrowings - Summary of Borrowings Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Balance	$ 3,330	$ 3,838
Proceeds from borrowings		15,839
Repayments of borrowings	(3,167)	(16,529)	$ (1,967)
Transfer to deferred government grant income	39	(163)
Interest accrued	50	513
Interest paid	(170)	(435)
Currency translation differences	(82)	267
Balance	$ 0	$ 3,330	$ 3,838